Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: February 10, 2023

Payment Date	2/15/2023
Collection Period Start	1/1/2023
Collection Period End	1/31/2023
Interest Period Start	1/17/2023
Interest Period End	2/14/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$97,184,420.76	$15,905,521.05	$81,278,899.71	0.184306	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$260,668,420.76	$15,905,521.05	$244,762,899.71

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$264,059,631.35	$248,154,110.30	0.182939
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$264,059,631.35	$248,154,110.30
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$97,184,420.76	1.60000%	30/360	$129,579.23
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$260,668,420.76			$364,192.12

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$264,059,631.35	$248,154,110.30
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$264,059,631.35	$248,154,110.30
Number of Receivable Outstanding	30,413	29,666
Weight Average Contract Rate	4.61%	4.61%
Weighted Average Remaining Term (months)	27	26

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,025,161.85
Principal Collections	$15,800,722.38
Liquidation Proceeds	$110,110.89
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$16,935,995.12
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$16,935,995.12

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$220,049.69	$220,049.69	$—	$—	$16,715,945.43
Interest - Class A-1 Notes	$—	$—	$—	$—	$16,715,945.43
Interest - Class A-2 Notes	$—	$—	$—	$—	$16,715,945.43
Interest - Class A-3 Notes	$129,579.23	$129,579.23	$—	$—	$16,586,366.20
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$16,419,576.45
First Allocation of Principal	$—	$—	$—	$—	$16,419,576.45
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$16,399,341.99
Second Allocation of Principal	$—	$—	$—	$—	$16,399,341.99
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$16,376,959.74
Third Allocation of Principal	$—	$—	$—	$—	$16,376,959.74
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$16,351,753.31
Fourth Allocation of Principal	$12,514,310.46	$12,514,310.46	$—	$—	$3,837,442.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,837,442.85
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$446,232.26
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$446,232.26
Remaining Funds to Certificates	$446,232.26	$446,232.26	$—	$—	$—
Total	$16,935,995.12	$16,935,995.12	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$264,059,631.35	$248,154,110.30
Note Balance	$260,668,420.76	$244,762,899.71
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	8	$104,798.67
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	76	$110,110.89
Monthly Net Losses (Liquidation Proceeds)			$(5,312.22)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			(0.17)%
Preceding Collection Period			0.15%
Current Collection Period			(0.02)%
Four-Month Average Net Loss Ratio			0.02%
Cumulative Net Losses for All Periods			$1,439,774.69
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.34%	76	$849,112.47
60-89 Days Delinquent	0.14%	27	$337,873.19
90-119 Days Delinquent	0.03%	5	$74,750.25
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.51%	108	$1,261,735.91

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$91,723.44
Total Repossessed Inventory		6	$91,723.44

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		32	$412,623.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.17%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.11	0.04%	9	0.03%